Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets and liabilities	$ 8,800,000		$ 25,400,000		$ 17,400,000
Effect to net income included in investment income	151,000	[1]	21,394,000	[2]	21,733,000	[3]
Effect to net income included in interest credited to contract holder funds	(297,000)		(142,000)		(156,000)
Effect to net income included in contract benefits	9,000,000		4,100,000		(4,200,000)
Free-standing derivatives, assets	1,076,000		306,000
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Free-standing derivatives, assets	1,076,000		306,000		38,000
Free-standing derivatives, liabilities					2,905,000
Capital Gain [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in investment income	(6,600,000)		14,300,000		13,400,000
Investment Income [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in investment income	$ 6,700,000		$ 7,100,000		$ 8,300,000

[1]	The effect to net income totals $8.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(6.6) million in realized capital gains and losses, $6.7 million in net investment income, $(297) thousand in interest credited to contractholder funds and $9.0 million in contract benefits.
[2]	The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.
[3]	The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.